Equity-accounted investees (Summary of Equity-accounted Investees) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	$ 2,987,126	$ 3,218,456
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	2,671,846	2,931,746
Joint Venture Inkai LLP [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	315,280	286,710
Global Laser Enrichment LLC [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	$ 0	$ 0